Trade and other liabilities and other non-current liabilities - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) Y	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2022 EUR (€)
Discount rate | Contingent consideration liabilities [member]
Business combinations during the period
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	€ (600,000)
Time Frame [member] | Contingent consideration liabilities [member]
Business combinations during the period
Key assumptions in valuation of contingent consideration liability. | Y	1
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	€ (2,500,000)
Cell Point Acquisition
Business combinations during the period
Fair value of contingent consideration				€ 20,211,000
Contingent consideration on certain development milestone				20,000,000
Contingent consideration on regulatory milestone				30,000,000
Contingent consideration on sales based milestone				50,000,000
Cell Point Acquisition | Discount rate
Business combinations during the period
Key assumptions in valuation of contingent consideration liability.	13.75	13.72	12.5
Cell Point Acquisition | Probabilities Of Success [member]
Business combinations during the period
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	€ 2,900,000
Cell Point Acquisition | Maximum
Business combinations during the period
Additional contingent consideration				€ 100,000,000